Investments in associates and joint ventures - Movement of investments in associates and joint ventures (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Investments in associates and joint ventures [Line Items]
Opening balance	$ 1,844,336	$ 1,330,460	$ 1,552,694
Effects of equity method through:
Profit or loss	366,904	165,836	93,538
Other comprehensive income	(170,460)	137,562	(14,752)
Dividends declared	(79,866)	(90,350)	(285,961)
Impairment reversal (loss) (Note 17)	(318,820)	300,828	(15,059)
Foreign currency translation	1,602,978
Closing balance	3,245,072	1,844,336	1,330,460
Joint ventures [member]
Disclosure of Investments in associates and joint ventures [Line Items]
Opening balance	1,599,674	1,105,282	1,303,157
Effects of equity method through:
Profit or loss	257,366	59,928	46,869
Other comprehensive income	4,531	135,831	(14,752)
Dividends declared	(4,192)	(3,503)	(224,837)
Impairment reversal (loss) (Note 17)	(318,962)	302,136	(5,155)
Foreign currency translation	(120,102)
Closing balance	1,418,315	1,599,674	1,105,282
Associates [member]
Disclosure of Investments in associates and joint ventures [Line Items]
Opening balance	244,662	225,178	249,537
Effects of equity method through:
Profit or loss	109,538	105,908	46,669
Other comprehensive income	(174,991)	1,731	0
Dividends declared	(75,674)	(86,847)	(61,124)
Impairment reversal (loss) (Note 17)	142	(1,308)	(9,904)
Foreign currency translation	1,723,080
Closing balance	$ 1,826,757	$ 244,662	$ 225,178